Income Taxes - Reconciliation of Total Income Tax Expense (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Tax Disclosure [Abstract]
Computed income tax expense at statutory rate					$ 34,410	$ 20,778	$ 24,813
Tax exempt interest, net					(2,744)	(842)	(137)
BOLI income					(1,023)	(1,037)	(1,160)
State tax expense					1,760	878	1,170
Tax credits					(266)	(243)	(189)
Management compensation					210	353	362
Other, net					193	222	1,201
Income tax expense	$ 13,570	$ 7,175	$ 26,209	$ 14,732	$ 32,540	$ 20,109	$ 26,060